Provisions for other liabilities and charges and contingent liabilities - Narrative (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
The School Of Pharmacy, University Of London
Disclosure of other provisions [line items]
Financial liabilities	£ 1,000
Financial liabilities, initial payment	40
Discuva Limited
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections			13.00%
Contingent liabilities recognised as of acquisition date	£ 1,658	£ 1,500
Wellcome Trust
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	0.80%